Information on remuneration - Remuneration of the Supervisory Board (Detail) - Supervisory board [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		€ 950,500	€ 1,037,209	€ 1,083,667
Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		625,000	698,333	785,000
Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		171,500	175,876	164,167
Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]	154,000	163,000	134,500
J.A. van der Veer [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		167,000	168,667	173,667
J.A. van der Veer [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		135,000	135,000	135,000
J.A. van der Veer [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		25,000	26,667	31,667
J.A. van der Veer [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]	7,000	7,000	7,000
C. Poon [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		139,500	144,500	122,500
C. Poon [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		90,000	90,000	90,000
C. Poon [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		32,500	32,500	17,500
C. Poon [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]	17,000	22,000	15,000
C.J.A. van Lede [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits			39,708	101,333
C.J.A. van Lede [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits			33,333	80,000
C.J.A. van Lede [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits			4,375	14,333
C.J.A. van Lede [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]		2,000	7,000
E. Kist [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits			46,167	92,000
E. Kist [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits			40,000	80,000
E. Kist [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits			4,167	10,000
E. Kist [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]		2,000	2,000
H. von Prondzynski [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		132,000	124,500	126,333
H. von Prondzynski [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		80,000	80,000	80,000
H. von Prondzynski [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		32,500	25,000	26,833
H. von Prondzynski [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]	19,500	19,500	19,500
J.P. Tai [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		144,500	146,167	144,167
J.P. Tai [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		80,000	80,000	80,000
J.P. Tai [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		32,500	34,167	29,167
J.P. Tai [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]	32,000	32,000	35,000
N. Dhawan [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		120,000	120,000	113,000
N. Dhawan [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		80,000	80,000	80,000
N. Dhawan [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		13,000	13,000	13,000
N. Dhawan [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]	27,000	27,000	20,000
O. Gadiesh [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		112,500	112,500	110,000
O. Gadiesh [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		80,000	80,000	80,000
O. Gadiesh [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		13,000	13,000	13,000
O. Gadiesh [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]	19,500	19,500	17,000
D.E.I. Pyott [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		135,000	135,000	100,667
D.E.I. Pyott [Member] | Membership [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		80,000	80,000	80,000
D.E.I. Pyott [Member] | Committees [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits		23,000	23,000	8,667
D.E.I. Pyott [Member] | Other compensation [Member]
Information on remuneration [Line items]
Key management personnel compensation, short-term employee benefits	[1]	€ 32,000	€ 32,000	€ 12,000

[1]	The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel (effective 2015) and the entitlement of EUR 2,000 under the Philips product arrangement